Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
14) INCOME TAXES
The U.S. and foreign components of earnings from continuing operations before income taxes and equity in loss of investee companies were as follows:

Year Ended December 31,	2017	2016	2015
United States	$1,441	$1,803	$1,840
Foreign	538	427	424
Total	$1,979	$2,230	$2,264

The components of the provision for income taxes were as follows:

Year Ended December 31,	2017	2016	2015
Current:
Federal	$720	$359	$110
State and local	38	64	30
Foreign	63	61	91
	821	484	231
Deferred	(188)	144	445
Provision for income taxes	$633	$628	$676

In addition, included in net loss from discontinued operations was an income tax (provision) benefit of $(8) million, $(124) million and $82 million in 2017, 2016, and 2015, respectively.

The equity in loss of investee companies is shown net of tax on the Company’s Consolidated Statements of Operations. The tax benefits relating to losses from equity investments in 2017, 2016, and 2015 were $22 million, $25 million, and $22 million, respectively, which represented an effective tax rate of 37.9%, 33.5% and 38.7% for 2017, 2016, and 2015, respectively.
In 2017 and 2016, the Company realized tax benefits from the exercise of stock options and vesting of RSUs of $104 million and $57 million, respectively.
The difference between income taxes expected at the U.S. federal statutory income tax rate of 35% and the provision for income taxes is summarized as follows:

Year Ended December 31,	2017	2016	2015
Taxes on income at U.S. federal statutory rate	$693	$780	$792
State and local taxes, net of federal tax benefit	47	59	55
Effect of foreign operations	(162)	(112)	(100)
Impact of federal tax legislation	129	—	—
Excess tax benefits from stock-based compensation	(44)	—	—
Domestic production deduction	(31)	(42)	(25)
Sales of businesses	—	—	(42)
Audit settlements, net	—	—	(9)
Other, net (a)	1	(57)	5
Provision for income taxes	$633	$628	$676
(a) 2016 includes a one-time tax benefit of $47 million associated with a multiyear adjustment to a tax deduction, which was approved by the IRS during the third quarter of 2016.
The following table summarizes the components of deferred income tax assets and liabilities.

At December 31,	2017	2016
Deferred income tax assets:
Reserves and other accrued liabilities	$391	$671
Pension, postretirement and other employee benefits	478	843
Tax credit and loss carryforwards	835	966
Other	70	113
Total deferred income tax assets	1,774	2,593
Valuation allowance	(974)	(928)
Deferred income tax assets, net	800	1,665
Deferred income tax liabilities:
Intangible assets	(847)	(1,469)
Unbilled licensing receivables	(291)	(636)
Property, equipment and other assets	(86)	(140)
Total deferred income tax liabilities	(1,224)	(2,245)
Deferred income tax liabilities, net	$(424)	$(580)

In addition to the deferred income taxes reflected in the table above, included in the liabilities of discontinued operations on the Consolidated Balance Sheets are net deferred income tax assets (liabilities) of $12 million and $(975) million at December 31, 2017 and 2016, respectively.

At December 31, 2017, the Company had net operating loss carryforwards for federal, state and local, and foreign jurisdictions of approximately $1.74 billion, the majority of which expire in various years from 2018 through 2037.

The 2017 and 2016 deferred income tax assets were reduced by a valuation allowance of $974 million and $928 million, respectively, principally relating to income tax benefits from capital losses and net operating losses in foreign jurisdictions which are not expected to be realized.

On December 22, 2017, the U.S. government enacted tax legislation containing significant changes to U.S. federal tax law (the “Tax Reform Act“), including a reduction in the federal corporate tax rate from 35% to 21% and a one-time transition tax on cumulative foreign earnings and profits. The Company recorded a net provisional charge of $129 million for the year ended December 31, 2017, reflecting an estimated tax impact of $407 million on the Company’s historical accumulated foreign earnings and profits, partially offset by an estimated benefit of $278 million to adjust the Company’s deferred income tax balances as a result of the reduced corporate income tax rate.

Generally, the future remittance of foreign undistributed earnings will not be subject to U.S. federal income taxes under the provisions of the Tax Reform Act and as a result, for substantially all of its foreign subsidiaries, the Company no longer intends to assert indefinite reinvestment of both cash held outside of the U.S. and future cash earnings. However, a future repatriation of cash could be subject to state and local income taxes, foreign income taxes, and withholding taxes. Accordingly, the Company recorded an estimated deferred income tax liability which was not material to the Company’s consolidated financial statements. Additional income taxes have not been provided for outside basis differences inherent in these entities as these amounts continue to be indefinitely invested in foreign operations. The determination of the U.S. federal deferred income tax liability for such outside basis difference is not practicable.

The final impacts of the Tax Reform Act may differ materially from the current estimates since all of the necessary information was not available, prepared or analyzed in sufficient detail to complete the assessment of the Tax Reform Act. In addition, future interpretive guidance issued by federal and state tax authorities may impact the provisional amount. The Company will complete its analysis of this provisional amount and finalize and record any adjustments to its estimates within one year from the enactment of the Tax Reform Act.
The following table sets forth the change in the reserve for uncertain tax positions, excluding related accrued interest and penalties.

At January 1, 2015	$140
Additions for current year tax positions	14
Additions for prior year tax positions	6
Reductions for prior year tax positions	(32)
Cash settlements	(23)
Statute of limitations lapses	(1)
At December 31, 2015	104
Additions for current year tax positions	9
Additions for prior year tax positions	4
Reductions for prior year tax positions	(8)
Cash settlements	(6)
Statute of limitations lapses	(1)
At December 31, 2016	102
Additions for current year tax positions	50
Additions for prior year tax positions	39
Reductions for prior year tax positions	(41)
Cash settlements	(5)
Statute of limitations lapses	(7)
At December 31, 2017	$138

At December 31, 2017 and 2016, $3 million and $20 million, respectively, of the reserve for uncertain tax positions were included in “Liabilities of discontinued operations” on the Consolidated Balance Sheets.
The reserve for uncertain tax positions of $138 million at December 31, 2017 includes $127 million which would affect the Company’s effective income tax rate, including discontinued operations, if and when recognized in future years.
The Company recognizes interest and penalty charges related to the reserve for uncertain tax positions as income tax expense. The Company recognized interest and penalties of $6 million for the year ended December 31, 2017, and $7 million for each of the years ended December 31, 2016 and 2015, in the Consolidated Statements of Operations. As of December 31, 2017 and 2016, the Company has recorded liabilities for accrued interest and penalties of $14 million and $35 million, respectively, on the Consolidated Balance Sheets.

During 2015, the Company and the IRS settled the Company’s income tax audit for the years 2011 and 2012, which did not have a material effect on the Company’s consolidated financial statements. The statute of limitations for the 2013 tax year expired in September 2017. The IRS is expected to commence its examination of the years 2014, 2015, and 2016 during 2018. In addition, various tax years are currently under examination by state and local and foreign tax authorities. With respect to open tax years in all jurisdictions, the Company does not currently believe that it is reasonably possible that the reserve for uncertain tax positions will significantly change within the next twelve months; however, it is difficult to predict the final outcome or timing of resolution of any particular tax matter and accordingly, unforeseen events could cause the Company’s expectation to change in the future.